Property and Equipment (Details) - Grown Rogue Unlimited LLC [Member] - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	$ 1,035,122
Additions	1,055,874	1,035,122
Disposals	(12,115)
Transfers
Property and equipment, ending	2,078,881	1,035,122
Accumulated amortization property and equipment, beginning	45,926
Amortization for the year	460,046	45,926
Accumulated amortization Transfer
Accumulated Amortization Disposals	(3,012)
Accumulated amortization property and equipment, ending	502,960	45,926
Net Book Value		989,196	$ 1,575,921
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	750
Additions		750
Disposals
Transfers	(750)
Property and equipment, ending		750
Accumulated amortization property and equipment, beginning	6
Amortization for the year		6
Accumulated amortization Transfer	(6)
Accumulated Amortization Disposals
Accumulated amortization property and equipment, ending		6
Net Book Value		744
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	2,230
Additions	73,653	2,230
Disposals
Transfers
Property and equipment, ending	75,883	2,230
Accumulated amortization property and equipment, beginning	145
Amortization for the year	1,762	145
Accumulated amortization Transfer
Accumulated Amortization Disposals
Accumulated amortization property and equipment, ending	1,907	145
Net Book Value	73,976	2,085
SHARE PURCHASE OPTIONS [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	169,403
Additions	199,827	169,403
Disposals	(12,115)
Transfers
Property and equipment, ending	357,115	169,403
Accumulated amortization property and equipment, beginning	13,133
Amortization for the year	61,036	13,133
Accumulated amortization Transfer
Accumulated Amortization Disposals	(3,012)
Accumulated amortization property and equipment, ending	71,157	13,133
Net Book Value	285,958	156,270
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	536,008
Additions	772,746	536,008
Disposals
Transfers	(730,596)
Property and equipment, ending	578,158	536,008
Accumulated amortization property and equipment, beginning
Amortization for the year
Accumulated amortization Transfer
Accumulated Amortization Disposals
Accumulated amortization property and equipment, ending
Net Book Value	578,158	536,008
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	326,731
Additions	9,648	326,731
Disposals
Transfers	731,346
Property and equipment, ending	1,067,725	326,731
Accumulated amortization property and equipment, beginning	32,642
Amortization for the year	397,248	32,642
Accumulated amortization Transfer	6
Accumulated Amortization Disposals
Accumulated amortization property and equipment, ending	429,896	32,642
Net Book Value	$ 637,829	$ 294,089